2. Loans: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Loans and Financing Receivable

December 31, 2017	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 538,305,272	89.9%	$ 36,967,737	96.4%
Real Estate Loans	26,599,089	4.4	61,817.1
Sales Finance Contracts	34,190,233	5.7	1,325,592	3.5
Total	$ 599,094,594	100.0%	$ 38,355,146	100.0%

December 31, 2016

Consumer Loans	$ 475,739,992	89.6%	$ 50,936,066	96.9%
Real Estate Loans	24,104,551	4.5	(3,378)	.0
Sales Finance Contracts	31,071,064	5.9	1,629,855	3.1
Total	$ 530,915,607	100.0%	$ 52,562,543	100.0%